FEDERATED HERMES INSTITUTIONAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 13, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

FEDERATED HERMES INSTITUTIONAL TRUST (the “Registrant”)

Federated Hermes Institutional High Yield Bond Fund (the “Fund”)

Class A Shares
Class C Shares

1933 Act File No. 33-54445

1940 Act File No. 811-7193

Dear Sir or Madam:

Post-Effective Amendment No. 112 under the Securities Act of 1933 and Amendment No. 113 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on December 29, 2022, pursuant to the provisions of Rule 485(a) (1) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class A Shares and Class C Shares to the Fund.

The Fund may be marketed through banks, savings associations or credit unions.

The Registrant will file financial statements by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about December 28, 2022, to become effective on December 29, 2022, simultaneously with the effectiveness of the Registrant’s Rule 485(a) Post-Effective Amendment.

The Registrant respectfully requests comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at 724-720-8834 or julie.meyers@federatedhermes.com.

Very truly yours,

/s/ Julie D. Meyers
Julie D. Meyers
Senior Paralegal